CONSOLIDATED
SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

	Shares	Value		Shares	Value
Common Stocks—98.7%			Metals & Mining (Continued)
Materials—98.7%			Golden Star
Metals & Mining—98.7%			Resources Ltd.[1]	3,655,532	$ 10,747,264
Adventus Mining			Gran Colombia
Corp.[1]	2,000,000	$ 1,329,908	Gold Corp.[1]	280,000	1,163,669
Agnico Eagle Mines			Great Bear
Ltd.[2]	762,000	47,106,840	Resources Ltd.[1]	190,000	1,263,412
Agnico Eagle Mines			GT Gold Corp.[1]	150,000	162,082
Ltd.[2]	1,000	61,810	Harmony Gold
Alacer Gold Corp.[1]	6,720,000	31,584,102	Mining Co. Ltd. ,
Alamos Gold, Inc. ,			Sponsored ADR[1]	4,930,000	16,564,800
Cl. A	2,405,000	15,151,500	Highland Gold
AngloGold Ashanti			Mining Ltd.	422,886	1,169,072
Ltd. , Sponsored			IAMGOLD Corp.[1]	1,070,000	3,167,200
ADR	2,242,000	45,647,120	Ivanhoe Mines Ltd. ,
Argonaut Gold, Inc.[1]	900,000	1,210,518	Cl. A1	19,030,000	49,178,328
Artemis Gold, Inc.[1]	394,000	401,919	K92 Mining, Inc.[1]	8,380,000	24,378,873
Auryn Resources,			Kirkland Lake Gold
Inc.[1]	1,620,000	2,130,300	Ltd.	1,216,367	49,880,790
B2Gold Corp.	10,910,000	47,131,200	Liberty Gold Corp.[1]	3,150,000	3,046,698
Barrick Gold Corp.	4,039,470	74,810,984	Lion One Metals
Bellevue Gold Ltd.[1]	12,108,772	3,900,501	Ltd.[1]	2,548,000	3,311,591
Bushveld Minerals			Lundin Gold, Inc.[1]	2,409,600	19,172,652
Ltd.[1]	7,400,000	1,995,391	Maverix Metals, Inc.	625,000	3,197,257
Castile Resources			Musgrave Minerals
Pty Ltd.[1]	6,474,146	866,759	Ltd.[1]	500,000	31,039
Castile Resources			Newcrest Mining
Pty Ltd.[1]	2,784,575	372,799	Ltd.	132,147	2,660,432
Centerra Gold, Inc.[1]	2,413,000	19,327,339	Newmont Corp.	1,728,923	77,905,270
Continental Gold,			Nickel Mines Ltd.[1]	18,500,000	7,640,370
Inc.[1]	5,590,000	23,105,108	Northern Star
Dacian Gold Ltd.[1,3]	11,580,000	11,284,567	Resources Ltd.	11,345,731	97,299,203
Dundee Precious			Novo Resources
Metals, Inc.[1]	2,140,000	9,880,157	Corp.[1]	920,000	2,419,223
Eldorado Gold			OceanaGold Corp.[2]	90,000	187,134
Corp.[1]	3,170,702	23,082,711	OceanaGold Corp.[2]	6,050,000	12,663,216
Endeavour Mining			Osino Resources
Corp.[1]	189,000	3,870,258	Corp.[1,3]	3,470,000	2,150,068
Equinox Gold Corp.[1]	70,000	589,769	Osisko Gold
ERO Copper Corp.[1]	1,246,000	17,116,730	Royalties Ltd.	1,188,000	11,856,240
Evolution Mining			Pan American Silver
Ltd.	24,143,732	60,578,337	Corp.	710,000	16,315,800
Ferroglobe plc[1]	1,320,000	1,125,036	Pantoro Ltd.[1]	17,100,000	1,144,308
First Quantum			Perenti Global Ltd.	65,634	66,286
Minerals Ltd.	3,382,200	26,476,947	Polymetal
Franco-Nevada			International plc	1,268,000	21,522,630
Corp.	211,000	23,978,040	Polyus PJSC, GDR[2]	339,000	20,669,548
Gold Fields Ltd. ,			Polyus PJSC, GDR[2]	8,000	489,084
Sponsored ADR	7,990,000	51,136,000	Pretium Resources,
Gold Road			Inc.[1]	1,164,000	12,674,354
Resources Ltd.[1]	18,712,220	18,005,202

1 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Metals & Mining (Continued)			Metals & Mining (Continued)
Ramelius Resources			Wallbridge Mining
Ltd.	8,840,000	$ 7,979,376	Co. Ltd.[1]	4,080,000	$2,836,331
Real Gold Mining			Wesdome Gold
Ltd.[1,4]	10,400,000	0	Mines Ltd.[1]	5,205,100	35,476,804
Red 5 Ltd.[1]	14,900,000	3,066,544	Westgold Resources
Resolute Mining			Ltd.[1]	15,128,294	22,365,891
Ltd.[1]	14,210,000	11,080,027	Wheaton Precious
Roxgold, Inc.[1]	7,500,000	5,893,910	Metals Corp.	661,000	19,466,450
Royal Gold, Inc.	124,000	14,299,680	Zhaojin Mining
Royal Nickel Corp.[1]	19,350,000	6,725,858	Industry Co. Ltd. ,
Sandstorm Gold			Cl. H	12,520,000	14,428,245
Ltd.[1]	440,000	3,018,400			1,362,090,357
Saracen Mineral			Total Common Stocks
Holdings Ltd.[1]	8,440,000	22,562,247	(Cost $931,942,386)		1,362,090,357
SEMAFO, Inc.[1]	4,750,000	10,013,979
Shandong Gold				Units
Mining Co. Ltd. ,			Rights, Warrants and Certificates—0.1%
Cl. H5	7,960,000	19,648,762	Pan American Silver
Sibanye Gold Ltd. ,			Corp. , Exp. 2/22/29[1]	2,300,100	1,518,066
Sponsored ADR[1]	2,820,000	28,764,000	Royal Nickel Corp. ,
Silver Lake			Exp. 9/21/21[1]	2,500,000	273,915
Resources Ltd.[1]	15,130,000	16,759,485	Total Rights, Warrants and
SilverCrest Metals,			Certificates
Inc.[1]	2,490,000	16,500,907	(Cost $0)		1,791,981
SolGold plc[1]	19,400,000	4,919,162
SSR Mining, Inc.[1]	1,133,000	20,745,230		Shares
Talisker Resources			Investment Company—1.0%
Ltd.[1]	300,000	68,007	Invesco Government
Teranga Gold Corp.[1]	150,000	844,416	& Agency Portfolio,
Teranga Gold Corp.[1]	2,080,000	11,834,970	Institutional Class,
TMAC Resources,			1.48%[6] (Cost
Inc.[1]	1,580,000	3,151,881	$14,122,345)	14,122,345	14,122,345
Torex Gold
Resources, Inc.[1]	1,311,800	18,050,384	Total
Trevali Mining			Investments,
Corp.[1]	23,149,500	3,411,026	at Value (Cost
Turquoise Hill			$946,064,731)	99.8%	1,378,004,683
Resources Ltd.[1]	1,300,000	822,640	Net Other Assets
			(Liabilities)	0.2	2,696,824
			Net Assets	100.0%	$1,380,701,507

Footnotes to Consolidated Schedule of Investments
1. Non-income producing security.
2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

2 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

Footnotes to Consolidated Schedule of Investments (continued)
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	June 30, 2019	Additions	Reductions	January 31, 2020
Common Stock
Metals & Mining
Dacian Gold Ltd.	10,990,000	590,000	—	11,580,000
Osino Resources Corp.	—	3,470,000	—	3,470,000
Wesdome Gold Mines Ltd.[a]	7,285,100	100,000	2,180,000	5,205,100

				Change in
			Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Common Stock
Metals & Mining
Dacian Gold Ltd.	$11,284,567	$—	$ —	$6,768,675
Osino Resources Corp.	2,150,068	—	—	232,315
Wesdome Gold Mines Ltd.[a]	—[a]	—	8,152,303	8,919,285
Total	$13,434,635	$—	$ 8,152,303	$15,920,275
a. This security is no longer an affiliate. Therefore, the value has been excluded from this table.

4. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
5. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at January 31, 2020 was
$19,648,762, which represented 1.42% of the Fund’s Net Assets.
6. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of January 31, 2020.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
Canada	$668,373,088	48.5%
Australia	305,432,884	22.2
United States	150,994,215	10.9
South Africa	142,111,920	10.3
Russia	43,850,333	3.2
China	34,077,007	2.5
Zambia	26,476,947	1.9
Ivory Coast	3,870,258	0.3
United Kingdom	1,995,391	0.1
Mongolia	822,640	0.1
Total	$1,378,004,683	100.0%

3 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Exchange-Traded Options Written at January 31, 2020
			Number of		Notional
	Exercise	Expiration	Contracts		Amount		Premiums
Description	Price	Date	(000	's)	(000	's)	Received	Value
Agnico Eagle Mines
Ltd. Call	USD 65.000	2/21/20	USD (1)		USD 6,500		$178,961	$ (96,500)
Endeavour Mining
Corp. Put	CAD 21.000	4/17/20	CAD (1)		CAD 2,100		140,501	(22,669)
First Quantum Minerals
Ltd. Put	CAD 9.000	4/17/20	CAD (1)		CAD 900		84,822	(45,338)
Franco-Nevada Corp.
Put	USD 85.000	4/17/20	USD (1)		USD 8,500		279,000	(127,500)
Royal Gold, Inc. Call	USD 130.000	2/21/20	USD (1)		USD 13,000		134,461	(22,500)
Sibanye Stillwater Put	USD 7.500	4/17/20	USD (1)		USD 750		128,161	(22,500)
Torex Gold Resources
Put	CAD 17.000	4/17/20	CAD (1)		CAD 1,700		82,500	(66,117)
Torex Gold Resources
Call	CAD 23.000	7/17/20	CAD (1)		CAD 2,300		133,077	(47,227)
Torex Gold Resources,
Inc. Put	CAD 15.000	4/17/20	CAD (1)		CAD 1,500		109,255	(22,669)
Wheaton Precious
Metals Put	USD 27.000	3/20/20	USD (1)		USD 2,700		119,961	(40,500)
Total Exchange-Traded Options Written					$1,390,699			$ (513,520)

Glossary:
Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar
Definition
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

4 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND

NOTES TO CONSOLIDATED
SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Materials	$990,753,799	$ 371,336,558	$ 0	$ 1,362,090,357
Rights, Warrants and Certificates	1,791,981	—	—	1,791,981
Investment Company	14,122,345	—	—	14,122,345
Total Assets	$ 1,006,668,125	$ 371,336,558	$ 0	$ 1,378,004,683
Liabilities Table
Other Financial Instruments:
Options written, at value	$(513,520)	$ —	$ —	$ (513,520)
Total Liabilities	$(513,520)	$ —	$ —	$ (513,520)

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

5 INVESCO OPPENHEIMER GOLD & SPECIAL MINERALS FUND